SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 430,528	$ 601,115	$ 1,068,666
Less: allowance for credit loss	(39,911)	(39,057)	(209,868)
Total	$ 390,617	$ 562,058	$ 858,798